JOHN HANCOCK EXCHANGE-TRADED FUND TRUST

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF (each, a “Fund,” and together, the “Funds”)

Supplement dated March 1, 2021 to each Fund’s current Prospectus (the Prospectus), as may be supplemented

Lukas Smart no longer serves as a portfolio manager for the Funds. Accordingly, all references to Mr. Smart are removed from each Fund’s Prospectus.

Also, effective immediately, Andres Torres is added as a portfolio manager for each Fund. Joseph Hohn and Joel Schneider will continue as portfolio managers of each Fund, and together with Mr. Torres are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio.

Accordingly, effective immediately, the following information is added under the heading “Portfolio management” in the “Fund summary” section of each Fund’s Prospectus:

Andres Torres

Vice President and Portfolio Manager

Managed the fund since 2021

Also, effective immediately, the following information is added under the heading “Who’s who - Subadvisor” in the “Fund details” section of each Fund’s Prospectus:

Andres Torres

•    Vice President and Portfolio Manager

•    Managed the fund since 2021

•    Portfolio Manager for Dimensional (since 2018)

•    Joined Dimensional in 2015

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

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JOHN HANCOCK EXCHANGE-TRADED FUND TRUST

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF (each, a “Fund,” and together, the “Funds”)

Supplement dated March 1, 2021 to the current Statement of Additional Information (the SAI), as may be supplemented

Lukas Smart no longer serves as a portfolio manager for the Funds. Accordingly, all references to Mr. Smart are removed from the SAI.

Also, effective immediately, Andres Torres is added as a portfolio manager for each Fund. Joseph Hohn and Joel Schneider will continue as portfolio managers of each Fund, and together with Mr. Torres are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio.

Accordingly, effective immediately, the following supplements the information presented in Appendix B of the SAI, which provides additional information about the portfolio managers of the subadvisor, Dimensional Fund Advisors LP (“Dimensional”).

PORTFOLIO MANAGERS AND OTHER ACCOUNTS MANAGED

The following table provides information regarding other accounts for which Mr. Torres has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is Mr. Torres’s investment in each Fund that he or she manages and similarly managed accounts.

The following table reflects information for Mr. Torres as of January 31, 2021:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Andres Torres	0	$0	0	$0	0	$0

The following accounts pay fees based upon performance:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Andres Torres	0	$0	0	$0	0	$0

As of January 31, 2021, Mr. Torres did not beneficially own any shares of the Funds or beneficially own shares of similarly managed accounts.

You should read this Supplement in conjunction with the SAI and retain it for your future reference.